UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA GROWTH FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING JULY 31, 2003



[LOGO OF USAA]
   USAA(R)

                             USAA GROWTH Fund

                                    [GRAPHIC OF USAA GROWTH FUND]

     A n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                       2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                       5

FINANCIAL INFORMATION

   Independent Auditor's Report                                 12

   Portfolio of Investments                                     13

   Notes to Portfolio of Investments                            19

   Financial Statements                                         20

   Notes to Financial Statements                                23

DIRECTORS' AND OFFICERS' INFORMATION                            34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                  ... I BELIEVE MARKET VOLATILITY WILL CONTINUE

[PHOTO OF CHRISTOPHER W. CLAUS]      TO BE THE NORM RATHER THAN THE EXCEPTION,

                                      WHICH IS ANOTHER EXCELLENT REASON TO

                                         HAVE USAA'S SKILLED PROFESSIONALS

                                                MANAGING YOUR MONEY.

                                                       "
--------------------------------------------------------------------------------

                 As I write to you, I believe that we have reached the bottom of the interest rate cycle for money market funds. The Federal Reserve Board (the Fed) has already lowered short-term rates 13 times--for a total of 5.5% since January 2001--to help stimulate the U.S. economy and to reduce the risk of deflation. Loosely defined, deflation is a general decline in prices, which forces companies to sell more goods and services just to maintain their earnings. Increased unemployment is often a side effect.

                 In my opinion, the media have overstated the possibility of deflation. I believe it is far more likely that we will see a gradual rise in inflation. I also expect the Fed to keep short-term interest rates low until an economic recovery has really taken hold.

                 However, in the Treasury market, longer-term rates have risen dramatically. Over the next 18 months, I would not be surprised to see the interest rate on the five-year Treasury rise to 4% and the rate on the 10-year Treasury return to 5%--assuming the current fiscal and monetary stimulus pushes gross domestic product (GDP) to a growth rate of 4% or better. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 That said, I believe market volatility will continue to be the norm rather than the exception, which is another excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products. We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds without excessive fees, sales loads, or contractual plans, as well as competitive expense ratios.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in equity securities of companies that are selected for their growth potential.


--------------------------------------------------------------------------------
                                       7/31/03                      7/31/02
--------------------------------------------------------------------------------
Net Assets                          $769.7 Million               $728.3 Million
Net Asset Value Per Share               $11.29                       $10.34


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/03
--------------------------------------------------------------------------------
    1 YEAR                      5 YEARS                        10 YEARS
     9.19%                       -7.66%                          3.03%


                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                       LIPPER               LIPPER
                   RUSSELL 1000   LARGE-CAP GROWTH     LARGE-CAP GROWTH      USAA GROWTH
                   GROWTH INDEX     FUNDS INDEX          FUNDS AVERAGE           FUND
                   ------------   ----------------     ----------------      -----------
  7/31/1993         $10000.00        $10000.00             $10000.00          $10,000.00
  8/31/1993          10410.75         10415.26              10439.05           10,304.94
  9/30/1993          10334.08         10571.34              10597.80           10,389.06
 10/31/1993          10621.04         10691.81              10719.54           10,436.38
 11/30/1993          10550.01         10475.67              10466.29           10,244.41
 12/31/1993          10731.47         10801.55              10785.24           10,456.76
  1/31/1994          10980.45         11194.72              11140.06           10,645.91
  2/28/1994          10779.29         11013.34              10951.05           10,391.74
  3/31/1994          10258.12         10474.33              10392.33            9,948.40
  4/30/1994          10305.25         10525.14              10403.81           10,007.51
  5/31/1994          10461.39         10588.26              10441.25           10,060.71
  6/30/1994          10151.92         10193.27              10013.41           10,102.09
  7/31/1994          10498.66         10486.24              10323.40           10,421.29
  8/31/1994          11083.13         11023.79              10881.51           11,414.36
  9/30/1994          10933.32         10761.19              10671.90           11,319.82
 10/31/1994          11190.04         11036.89              10919.47           11,319.82
 11/30/1994          10831.34         10629.77              10510.30           11,088.35
 12/31/1994          11012.80         10712.57              10574.74           10,806.75
  1/31/1995          11248.42         10796.07              10660.24           11,297.65
  2/28/1995          11719.65         11167.81              11029.29           11,463.59
  3/31/1995          12061.47         11484.97              11358.67           11,940.67
  4/30/1995          12325.22         11798.24              11579.17           12,286.37
  5/31/1995          12754.25         12188.31              11952.47           12,673.56
  6/30/1995          13246.54         12810.91              12537.78           12,763.44
  7/31/1995          13797.03         13507.59              13189.35           13,178.29
  8/31/1995          13812.10         13582.57              13270.76           13,212.86
  9/30/1995          14448.77         14086.95              13733.65           13,412.28
 10/31/1995          14458.78         14007.04              13629.50           13,043.14
 11/30/1995          15020.74         14447.70              14098.60           13,812.59
 12/31/1995          15106.86         14453.34              14035.79           14,270.89
  1/31/1996          15612.18         14878.43              14393.77           14,669.97
  2/29/1996          15897.70         15212.98              14774.06           15,312.94
  3/31/1996          15918.10         15220.20              14815.28           15,327.72
  4/30/1996          16336.92         15582.45              15273.15           16,051.98
  5/31/1996          16907.77         16042.30              15686.32           16,118.50
  6/30/1996          16930.73         15897.69              15486.41           15,586.39
  7/31/1996          15938.76         15046.44              14520.90           14,817.78
  8/31/1996          16350.16         15498.22              15042.22           15,061.67
  9/30/1996          17540.74         16576.88              16039.68           15,404.73
 10/31/1996          17646.43         16783.49              16114.92           15,648.14
 11/30/1996          18971.36         17868.69              17126.56           17,027.04
 12/31/1996          18599.93         17424.99              16727.71           16,811.39
  1/31/1997          19904.49         18529.34              17720.05           17,632.32
  2/28/1997          19769.71         18263.41              17410.43           17,792.94
  3/31/1997          18699.87         17327.46              16475.74           17,007.70
  4/30/1997          19941.59         18278.36              17314.50           16,686.46
  5/31/1997          21380.69         19519.12              18564.64           18,729.88
  6/30/1997          22236.37         20336.40              19330.67           18,952.96
  7/31/1997          24203.00         22279.92              21158.16           21,112.39
  8/31/1997          22786.39         21064.77              20132.64           20,728.69
  9/30/1997          23907.69         22228.26              21204.96           20,786.07
 10/31/1997          23024.04         21456.54              20407.97           18,837.37
 11/30/1997          24001.99         21933.47              20864.95           18,027.77
 12/31/1997          24270.87         22232.71              21102.69           17,431.17
  1/31/1998          24996.62         22626.24              21474.58           18,062.30
  2/28/1998          26876.91         24354.04              23173.32           19,344.59
  3/31/1998          27948.34         25487.25              24222.73           20,176.08
  4/30/1998          28335.10         25914.44              24627.74           20,426.52
  5/31/1998          27531.06         25334.87              24000.10           19,775.36
  6/30/1998          29217.23         26785.06              25405.16           20,456.58
  7/31/1998          29023.83         26772.41              25201.19           20,075.90
  8/31/1998          24668.05         22400.21              21104.85           17,050.49
  9/30/1998          26562.99         24029.64              22539.35           18,268.88
 10/31/1998          28697.89         25579.37              24039.14           20,235.50
 11/30/1998          30880.80         27335.77              25644.43           21,487.93
 12/31/1998          33665.32         30341.54              28238.88           23,032.69
  1/31/1999          35642.08         32311.35              30067.07           24,472.88
  2/28/1999          34013.84         30984.94              28836.45           23,502.31
  3/31/1999          35805.21         32746.26              30470.59           24,118.05
  4/30/1999          35851.00         32858.18              30576.60           24,671.17
  5/31/1999          34749.20         31769.68              29625.21           24,305.90
  6/30/1999          37183.20         33978.04              31783.92           25,683.48
  7/31/1999          36001.47         32911.66              30836.72           25,078.18
  8/31/1999          36589.71         32918.47              30791.88           24,806.84
  9/30/1999          35821.07         32584.42              30577.44           24,169.65
 10/31/1999          38526.20         35083.16              32739.80           25,513.04
 11/30/1999          40604.83         36817.04              34514.61           26,218.89
 12/31/1999          44828.05         40905.71              38637.04           28,024.76
  1/31/2000          42726.13         39263.86              37209.98           26,833.21
  2/29/2000          44814.83         41328.88              39907.24           27,428.99
  3/31/2000          48022.48         44229.37              41961.36           29,473.31
  4/30/2000          45737.36         40806.92              39536.15           28,328.49
  5/31/2000          43434.20         38457.80              37266.91           27,428.99
  6/30/2000          46725.99         41001.20              39974.48           29,263.04
  7/31/2000          44778.09         40170.50              39156.68           28,620.53
  8/31/2000          48832.46         43644.78              42550.10           30,571.40
  9/30/2000          44213.16         40316.44              39648.25           27,710.16
 10/31/2000          42121.10         38184.64              37549.29           26,456.58
 11/30/2000          35912.16         33061.48              32562.60           23,030.12
 12/31/2000          34775.84         32856.00              32514.13           22,683.89
  1/31/2001          37178.36         33812.04              33445.79           24,235.95
  2/28/2001          30866.52         28577.43              28425.82           19,973.76
  3/31/2001          27507.69         25608.40              25656.78           17,383.02
  4/30/2001          30986.68         28357.67              28424.15           19,949.89
  5/31/2001          30530.65         28142.06              28133.59           19,794.68
  6/30/2001          29823.59         27331.16              27221.17           19,329.06
  7/31/2001          29078.23         26351.62              26201.03           18,791.81
  8/31/2001          26700.37         24348.44              24054.91           16,630.87
  9/30/2001          24034.57         21900.19              21644.05           14,398.30
 10/31/2001          25295.53         22808.40              22510.55           15,568.31
 11/30/2001          27725.56         24898.33              24602.12           17,514.35
 12/31/2001          27673.46         25013.80              24708.69           17,275.57
  1/31/2002          27184.57         24448.51              24133.70           16,833.83
  2/28/2002          26056.43         23436.46              23002.41           15,783.21
  3/31/2002          26957.67         24379.51              23930.77           16,702.51
  4/30/2002          24757.51         22756.24              22277.29           15,174.33
  5/31/2002          24158.56         22341.43              21773.51           14,887.80
  6/30/2002          21923.78         20522.03              19946.80           13,228.29
  7/31/2002          20718.51         18977.61              18442.57           12,344.81
  8/31/2002          20780.45         19082.52              18525.01           12,404.51
  9/30/2002          18624.92         17233.64              16885.37           11,437.46
 10/31/2002          20333.41         18560.23              18192.39           12,237.36
 11/30/2002          21437.81         19328.61              18966.65           12,416.45
 12/31/2002          19956.97         17981.84              17627.54           11,783.68
  1/31/2003          19472.72         17567.02              17279.67           11,509.09
  2/28/2003          19383.29         17378.26              17098.91           11,401.64
  3/31/2003          19744.04         17704.20              17424.75           11,735.93
  4/30/2003          21203.86         19000.60              18679.55           12,428.38
  5/31/2003          22262.24         19931.29              19612.45           12,977.57
  6/30/2003          22568.78         20096.36              19785.04           13,144.72
  7/31/2003          23130.37         20679.17              20361.32           13,479.00

                                  [END CHART]

                 DATA FROM 7/31/93 THROUGH 7/31/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund to the following benchmarks:

                 o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

                 o The Lipper Large-Cap Growth Funds Average, an average
                   performance level of all large-capitalization growth funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

SETH A. REICHER, CFA                       THOMAS F. MARSICO
   Dresdner RCM Global Investors              Marsico Capital Management,
    LLC (Dresdner)                             LLC (Marsico)

JOANNE L. HOWARD
   Dresdner RCM Global Investors
    LLC (Dresdner)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the year ended July 31, 2003, the USAA Growth Fund had a total return of 9.19%. This compares to a total return of 8.97% for the Lipper Large-Cap Growth Funds Index and 11.64% for the Russell 1000 Growth Index.

HOW DID DRESDNER MANAGE ITS PORTION OF THE FUND?

                 We have found relatively more attractive holdings in the more stable growth areas of the market and relatively fewer in the more cyclical areas of the economy. This was consistent with our view that the economy has not been growing fast enough to help cyclical companies generate the sustainable earnings growth necessary to justify their relatively high valuations. This stance was slightly detrimental to performance in the final four months of the reporting year because the market staged a strong rally led by the more cyclical sectors of the market, including lower-quality and smaller-cap stocks. Our investment style emphasizes higher-quality, larger-cap stocks.

WHAT'S DRESDNER'S OUTLOOK FOR THE ECONOMY?

                 Signs are that a recovery is gaining steam. We are reminded, however, that the market expected second-half recoveries in each of the last two years. There is more policy stimulus now than in the prior periods, and the signs of expansion are more compelling.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Our base case forecast is for economic expansion, but at a slower pace than generally expected. We continue to be concerned that rising interest rates could curtail the expansion by holding back consumer spending and growth in business investment. In our view, the growth in capital expenditures will be vital to the recovery. Consumers have little room to increase their consumption in light of their high debt levels and the fact that they never really curtailed their spending after the onset of the last recession. If history is any guide, rising rates should slow down the real estate market as well.

                 On the other hand, businesses have improved their profitability and cash flows and now have the reserves to increase capital expenditures--for at least a time. Initial signs of an increase in capital expenditures have emerged. The question now is whether they are sustainable. Current policy, including the second-quarter tax legislation and the historically low federal funds rate, makes us hopeful that a modest recovery will continue to gain traction.

WHAT'S DRESDNER'S OUTLOOK FOR THE MARKETS?

                 Recent returns and valuations suggest the market is discounting a stronger recovery than we anticipate. Many of the cyclical sectors, especially, require a significant pickup in activity to justify current prices. Given consumer uncertainty, the lackluster labor market, and the recent run-up in rates, we envision a more modest pickup in spending. In spite of this, many stocks have the potential for solid earnings growth and price appreciation regardless of the strength of the recovery. In our view, companies able to increase earnings consistently and with high-quality financials and management, the kinds of businesses in which we strive to invest, are well-positioned to outperform over the long term.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT ABOUT THE MARSICO PORTION OF THE FUND?

                 Our positions in the pharmaceutical and biotechnology areas of the health-care sector performed very well, led by investments in Genentech, Inc. and Amgen, Inc. Our holdings in the diversified financials sector, which exclude banking and insurance, also outperformed the market, with Citigroup, Inc. and Goldman Sachs Group, Inc. among the leading contributors. We were also helped by an underweight position in food, beverage, and tobacco because this group underperformed the overall market. Consumer discretionary stocks continued to represent one of the more significant themes in our Fund-construction process. During the reporting year this proved beneficial, led by holdings in eBay, Inc., Lowe's Companies, Inc., Tiffany & Co., and homebuilder Lennar Corp "A."

WHAT AREAS DETRACTED FROM PERFORMANCE IN YOUR PORTION OF THE FUND?

                 Our investments in health-care equipment and services significantly detracted from performance. Tenet Healthcare Corp. and HCA Corp. were the primary culprits, and both were sold. Within the broad information-technology sector, we were fairly cautious and generally avoided investing in many Internet, telecommunications, and semiconductor companies due to valuation concerns. Therefore, although our stock selection within information technology was strong, the fact that we were underweight relative to the Russell 1000 Growth Index detracted from performance as information technology was among the market-leading sectors. A final area of note is aerospace/defense, where Lockheed Martin Corp. and General Dynamics Corp. detracted from performance. We sold General Dynamics Corp. in early 2003.

                 We will continue to work hard on your behalf and thank you for the confidence you've placed in us.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------------------
                       TOP 10 EQUITY HOLDINGS
                         (% of Net Assets)
-------------------------------------------------------------------

Pfizer, Inc.                                                   5.1%

General Electric Co.                                           4.2%

Microsoft Corp.                                                4.0%

Intel Corp.                                                    3.5%

Wal-Mart Stores, Inc.                                          3.5%

Cisco Systems, Inc.                                            3.2%

Amgen, Inc.                                                    3.0%

Dell, Inc.                                                     2.5%

Genentech, Inc.                                                2.5%

Citigroup, Inc.                                                2.4%

-------------------------------------------------------------------


-------------------------------------------------------------------
                         TOP 10 INDUSTRIES*
                         (% of Net Assets)
-------------------------------------------------------------------

Pharmaceuticals                                               13.0%

Biotechnology                                                  5.5%

Systems Software                                               5.0%

Industrial Conglomerates                                       4.8%

Communications Equipment                                       4.5%

Hypermarkets & Super Centers                                   4.1%

Semiconductors                                                 4.0%

Household Products                                             3.4%

Soft Drinks                                                    3.3%

Health Care Equipment                                          3.2%

-------------------------------------------------------------------

*EXCLUDING MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-18.

12

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA GROWTH FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Growth Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors, whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Growth Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 12, 2003

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH FUND

JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES      SECURITY                                                   (000)
-------------------------------------------------------------------------------
               COMMON STOCKS (98.4%)

               AEROSPACE & DEFENSE (1.9%)
  108,305      Lockheed Martin Corp.                                  $   5,669
  120,000      United Technologies Corp.                                  9,027
                                                                      ---------
                                                                         14,696
                                                                      ---------
               AIR FREIGHT & LOGISTICS (1.9%)
  135,225      FedEx Corp.                                                8,707
   90,700      United Parcel Service, Inc. "B"                            5,722
                                                                      ---------
                                                                         14,429
                                                                      ---------
               AIRLINES (0.5%)
   45,005      JetBlue Airways Corp.*                                     2,050
   36,834      Ryanair Holdings plc ADR (Ireland)*(d)                     1,580
                                                                      ---------
                                                                          3,630
                                                                      ---------
               APPLICATION SOFTWARE (0.2%)
   46,000      SAP AG ADR (Germany)                                       1,350
                                                                      ---------
               ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
   95,213      Franklin Resources, Inc.                                   4,137
                                                                      ---------
               AUTOMOBILE MANUFACTURERS (0.3%)
   67,989      Bayerische Motoren Werke AG (Germany)                      2,632
                                                                      ---------
               BIOTECHNOLOGY (5.5%)
  333,638      Amgen, Inc.*                                              23,215
  235,914      Genentech, Inc.*                                          19,050
                                                                      ---------
                                                                         42,265
                                                                      ---------
               BREWERS (2.4%)
  348,830      Anheuser-Busch Companies, Inc.                            18,076
                                                                      ---------
               BROADCASTING & CABLE TV (1.1%)
  143,036      Clear Channel Communications, Inc.*                        5,857
   75,706      EchoStar Communications Corp. "A"*                         2,746
                                                                      ---------
                                                                          8,603
                                                                      ---------
               COMMUNICATIONS EQUIPMENT (4.5%)
1,245,032      Cisco Systems, Inc.*                                      24,303
  288,500      Nokia Corp. ADR (Finland)                                  4,414
  154,229      QUALCOMM, Inc.                                             5,777
                                                                      ---------
                                                                         34,494
                                                                      ---------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND

JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES       SECURITY                                                  (000)
-------------------------------------------------------------------------------
                COMPUTER HARDWARE (3.2%)
  577,770       Dell, Inc.*                                            $ 19,459
   60,000       IBM Corp.                                                 4,875
                                                                       --------
                                                                         24,334
                                                                       --------
                CONSTRUCTION & ENGINEERING (0.1%)
   25,298       Jacobs Engineering Group, Inc.*                           1,109
                                                                       --------
                CONSUMER FINANCE (2.2%)
  407,670       SLM Corp.                                                16,902
                                                                       --------
                DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
  150,463       Automatic Data Processing, Inc.                           5,579
                                                                       --------
                DEPARTMENT STORES (0.6%)
   40,000       Kohls Corp.*                                              2,374
   62,836       Sears, Roebuck & Co.                                      2,557
                                                                       --------
                                                                          4,931
                                                                       --------
                DRUG RETAIL (1.0%)
  247,877       Walgreen Co.                                              7,416
                                                                       --------
                FOOD DISTRIBUTORS (0.5%)
  120,000       Sysco Corp.                                               3,616
                                                                       --------
                FOOTWEAR (0.6%)
   90,500       Nike, Inc. "B"                                            4,682
                                                                       --------
                HEALTH CARE DISTRIBUTORS (1.5%)
   50,000       AmerisourceBergen Corp.                                   3,155
  150,000       Cardinal Health, Inc.                                     8,212
                                                                       --------
                                                                         11,367
                                                                       --------
                HEALTH CARE EQUIPMENT (3.2%)
  103,794       Boston Scientific Corp.*                                  6,563
  140,000       Medtronic, Inc.                                           7,210
   44,500       St. Jude Medical, Inc.*                                   2,387
   35,500       Stryker Corp.                                             2,717
  120,057       Zimmer Holdings, Inc.*                                    5,740
                                                                       --------
                                                                         24,617
                                                                       --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                  (continued)

USAA GROWTH FUND

JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES       SECURITY                                                  (000)
-------------------------------------------------------------------------------
                HEALTH CARE SERVICES (1.1%)
   97,538       Caremark Rx, Inc.*                                    $   2,440
  103,876       Quest Diagnostics, Inc.* (d)                              6,208
                                                                      ---------
                                                                          8,648
                                                                      ---------
                HOME ENTERTAINMENT SOFTWARE (2.2%)
  200,512       Electronic Arts, Inc.*                                   16,843
                                                                      ---------
                HOME IMPROVEMENT RETAIL (2.2%)
  132,000       Home Depot, Inc.                                          4,118
  271,082       Lowe's Companies, Inc.                                   12,893
                                                                      ---------
                                                                         17,011
                                                                      ---------
                HOMEBUILDING (1.3%)
   84,366       Lennar Corp. "A"                                          5,500
    8,436       Lennar Corp. "B"                                            524
   73,160       M.D.C. Holdings, Inc.                                     3,641
                                                                      ---------
                                                                          9,665
                                                                      ---------
                HOTELS, RESORTS, & CRUISE LINES (0.3%)
   59,065       Four Seasons Hotels, Inc. (Canada)(d)                     2,534
                                                                      ---------
                HOUSEHOLD PRODUCTS (3.4%)
  210,000       Colgate-Palmolive Corp.                                  11,466
  168,992       Procter & Gamble Co.                                     14,849
                                                                      ---------
                                                                         26,315
                                                                      ---------
                HYPERMARKETS & SUPER CENTERS (4.1%)
  118,588       Costco Wholesale Corp.*                                   4,393
  478,746       Wal-Mart Stores, Inc.                                    26,767
                                                                      ---------
                                                                         31,160
                                                                      ---------
                INDUSTRIAL CONGLOMERATES (4.8%)
   34,000       3M Co.                                                    4,767
1,134,348       General Electric Co.                                     32,261
                                                                      ---------
                                                                         37,028
                                                                      ---------
                INDUSTRIAL MACHINERY (0.3%)
   36,500       Danaher Corp.                                             2,635
                                                                      ---------
                INSURANCE BROKERS (0.8%)
  127,000       Marsh & McLennan Companies, Inc.                          6,302
                                                                      ---------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND

JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES      SECURITY                                                   (000)
-------------------------------------------------------------------------------
               INTEGRATED OIL & GAS (0.5%)
   59,904      BP plc ADR (United Kingdom)                            $   2,489
   41,000      Exxon Mobil Corp.                                          1,459
                                                                      ---------
                                                                          3,948
                                                                      ---------
               INTERNET RETAIL (1.5%)
  121,370      Amazon.com, Inc.*                                          5,064
   56,822      eBay, Inc.*                                                6,091
                                                                      ---------
                                                                         11,155
                                                                      ---------
               INVESTMENT BANKING & BROKERAGE (2.7%)
   60,853      Goldman Sachs Group, Inc.                                  5,303
   20,282      Lehman Brothers Holdings, Inc.                             1,283
  265,322      Merrill Lynch & Co., Inc.                                 14,426
                                                                      ---------
                                                                         21,012
                                                                      ---------
               IT CONSULTING & OTHER SERVICES (0.4%)
  169,000      Accenture Ltd. "A" (Bermuda)*                              3,282
                                                                      ---------
               LEISURE PRODUCTS (0.5%)
  200,500      Mattel, Inc.                                               3,896
                                                                      ---------
               MANAGED HEALTH CARE (2.7%)
   32,000      Anthem, Inc.*                                              2,416
  278,950      UnitedHealth Group, Inc.                                  14,530
   47,000      Wellpoint Health Networks, Inc.*                           3,932
                                                                      ---------
                                                                         20,878
                                                                      ---------
               MOTORCYCLE MANUFACTURERS (0.4%)
   57,000      Harley-Davidson, Inc.                                      2,672
                                                                      ---------
               MOVIES & ENTERTAINMENT (2.4%)
  324,862      Viacom, Inc. "B"*                                         14,138
  212,980      Walt Disney Co.                                            4,669
                                                                      ---------
                                                                         18,807
                                                                      ---------
               MULTI-LINE INSURANCE (0.7%)
   46,500      American International Group, Inc.                         2,985
   50,000      Hartford Financial Services Group                          2,610
                                                                      ---------
                                                                          5,595
                                                                      ---------
               OIL & GAS EQUIPMENT & SERVICES (0.7%)
  181,000      Baker Hughes, Inc.                                         5,685
                                                                      ---------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   48,500      Burlington Resources, Inc.                                 2,239
                                                                      ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND

JULY 31, 2003

                                                                         MARKET
   NUMBER                                                                 VALUE
OF SHARES      SECURITY                                                   (000)
-------------------------------------------------------------------------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.4%)
  409,797      Citigroup, Inc.                                        $  18,359
                                                                      ---------
               PERSONAL PRODUCTS (0.3%)
   80,000      Gillette Co.                                               2,461
                                                                      ---------
               PHARMACEUTICALS (13.0%)
   88,000      Abbott Laboratories                                        3,454
  114,088      Eli Lilly & Co.                                            7,512
  302,500      Johnson & Johnson, Inc.                                   15,666
  195,000      Merck & Co., Inc.                                         10,780
1,183,000      Pfizer, Inc.                                              39,465
  136,000      Teva Pharmaceutical Industries Ltd. ADR (Israel)(d)        7,798
  340,000      Wyeth                                                     15,497
                                                                      ---------
                                                                        100,172
                                                                      ---------
               PUBLISHING (0.3%)
   52,500      Tribune Co.                                                2,479
                                                                      ---------
               RESTAURANTS (0.6%)
  160,000      Starbucks Corp.* (d)                                       4,373
                                                                      ---------
               SEMICONDUCTORS (4.0%)
1,088,430      Intel Corp.                                               27,156
  100,013      Maxim Integrated Products, Inc.                            3,909
                                                                      ---------
                                                                         31,065
                                                                      ---------
               SOFT DRINKS (3.3%)
  171,247      Coca-Cola Co.                                              7,701
  164,000      Coca-Cola Enterprises, Inc.                                2,796
  329,000      PepsiCo, Inc.                                             15,157
                                                                      ---------
                                                                         25,654
                                                                      ---------
               SPECIALTY STORES (0.6%)
  122,183      Tiffany & Co.                                              4,198
                                                                      ---------
               SYSTEMS SOFTWARE (5.0%)
1,179,400      Microsoft Corp.                                           31,136
  289,000      Oracle Corp.*                                              3,468
  130,800      VERITAS Software Corp.*                                    4,029
                                                                      ---------
                                                                         38,633
                                                                      ---------
               THRIFTS & MORTGAGE FINANCE (2.2%)
  262,602      Fannie Mae                                                16,817
                                                                      ---------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND

JULY 31, 2003

                                                                           MARKET
     NUMBER                                                                 VALUE
  OF SHARES     SECURITY                                                    (000)
---------------------------------------------------------------------------------
                WIRELESS TELECOMMUNICATION SERVICES (1.0%)
     91,681     Nextel Communications, Inc. "A"*                       $    1,674
    301,000     Vodafone Group plc ADR (United Kingdom)(d)                  5,713
                                                                       ----------
                                                                            7,387
                                                                       ----------
                Total common stocks (cost: $667,421)                      757,773
                                                                       ----------

                MONEY MARKET INSTRUMENTS (3.8%)

                MONEY MARKET FUNDS (2.4%)
  6,363,588     AIM Short-Term Investment Co.,
                 Liquid Assets Portfolio, 1.04% (a,b)                       6,364
 10,456,001     Merrill Lynch Premier Institutional Fund, 1.02% (a,b)      10,456
  1,793,815     SSgA Prime Money Market Fund, 0.90% (a)                     1,794
                                                                       ----------
                                                                           18,614
                                                                       ----------

  PRINCIPAL
     AMOUNT
      (000)
-----------
                REPURCHASE AGREEMENTS (0.2%)
$       700     CS First Boston Corp., 1.11%, acquired on 7/31/2003
                 and due 8/01/2003 at $700 (collateralized by a $665
                 Freddie Mac Subordinated Note, 5.88% due 3/21/2011;
                 market value of $718) (b,c)                                  700
        500     Morgan Stanley & Co., Inc., 1.10%, acquired on
                 7/31/2003 and due 8/01/2003 at $500 (collateralized
                 by a $525 Freddie Mac Discount Note, due 7/15/2004;
                 market value of $519) (b,c)                                  500
                                                                       ----------
                                                                            1,200
                                                                       ----------
                DISCOUNT NOTE (1.2%)
      9,300     Federal Home Loan Bank, 0.95%, 8/01/2003                    9,300
                                                                       ----------
                Total money market instruments (cost: $29,114)             29,114
                                                                       ----------

                TOTAL INVESTMENTS (COST: $696,535)                     $  786,887
                                                                       ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH FUND

JULY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 4.1% of net assets at July 31, 2003.

          ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Rate represents the money market fund annualized seven-day yield at July 31, 2003.

          (b) Investment was purchased with the cash collateral proceeds received from securities loaned.

          (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

          (d) The security or a portion thereof was out on loan as of July 31, 2003.

            * Non-income-producing security for the year ended July 31, 2003.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH FUND

JULY 31, 2003

ASSETS

  Investments in securities, at market value (including securities
     on loan of $17,410) (identified cost of $696,535)                   $   786,887
  Cash                                                                           209
  Receivables:
     Capital shares sold                                                         124
     USAA Investment Management Company                                        1,056
     Dividends and interest                                                      547
     Securities sold                                                             958
     Other                                                                         8
  Unrealized appreciation on foreign currency contracts held, at value            63
                                                                         -----------
          Total assets                                                       789,852
                                                                         -----------
LIABILITIES

  Payable upon return of securities loaned                                    18,020
  Securities purchased                                                         1,205
  Capital shares redeemed                                                        249
  USAA Investment Management Company                                             433
  USAA Transfer Agency Company                                                   184
  Accounts payable and accrued expenses                                           57
                                                                         -----------
          Total liabilities                                                   20,148
                                                                         -----------
              Net assets applicable to capital shares outstanding        $   769,704
                                                                         ===========
NET ASSETS CONSIST OF:

  Paid-in capital                                                        $ 1,207,869
  Accumulated undistributed net investment income                                298
  Accumulated net realized loss on investments                              (528,878)
  Net unrealized appreciation of investments                                  90,352
  Net unrealized appreciation on foreign currency translations                    63
                                                                         -----------
              Net assets applicable to capital shares outstanding        $   769,704
                                                                         ===========
  Capital shares outstanding                                                  68,186
                                                                         ===========
  Authorized shares of $.01 par value                                        150,000
                                                                         ===========
  Net asset value, redemption price, and offering price per share        $     11.29
                                                                         ===========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH FUND

YEAR ENDED JULY 31, 2003

NET INVESTMENT INCOME

  Income:
     Dividends (net of foreign taxes withheld of $47)      $  7,020
     Interest                                                   310
     Securities lending                                          23
                                                           --------
         Total income                                         7,353
                                                           --------
  Expenses:
     Management fees                                          4,907
     Administrative and servicing fees                        1,063
     Transfer agent's fees                                    2,279
     Custodian's fees                                           189
     Postage                                                    238
     Shareholder reporting fees                                 287
     Directors' fees                                              5
     Registration fees                                           33
     Professional fees                                           56
     Other                                                       11
                                                           --------
         Total expenses                                       9,068
     Expenses reimbursed                                     (1,979)
     Expenses paid indirectly                                  (101)
                                                           --------
         Net expenses                                         6,988
                                                           --------
            Net investment income                               365
                                                           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

  Net realized loss on:
     Investments                                            (14,470)
     Foreign currency transactions                              (68)
  Change in net unrealized appreciation/depreciation of:
     Investments                                             78,097
     Foreign currency translations                               63
                                                           --------
            Net realized and unrealized gain                 63,622
                                                           --------
Increase in net assets resulting from operations           $ 63,987
                                                           ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH FUND

YEARS ENDED JULY 31,

                                                                      2003           2002
                                                               --------------------------
FROM OPERATIONS
   Net investment income (loss)                                $       365    $    (2,734)
   Net realized loss on investments                                (14,470)      (331,152)
   Net realized gain (loss) on foreign currency transactions           (68)            61
   Change in net unrealized appreciation/depreciation of:
      Investments                                                   78,097        (62,456)
      Foreign currency translations                                     63              -
                                                               --------------------------
      Increase (decrease) in net assets resulting
         from operations                                            63,987       (396,281)
                                                               --------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                        62,878         83,600
   Shares issued for dividends reinvested                                -             (1)
   Cost of shares redeemed                                         (85,447)      (147,775)
                                                               --------------------------
      Decrease in net assets from
         capital share transactions                                (22,569)       (64,176)
                                                               --------------------------
Net increase (decrease) in net assets                               41,418       (460,457)

NET ASSETS

   Beginning of period                                             728,286      1,188,743
                                                               --------------------------
   End of period                                               $   769,704    $   728,286
                                                               ==========================
Accumulated undistributed net investment income
   End of period                                               $       298    $         -
                                                               ==========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                       6,108          6,305
   Shares redeemed                                                  (8,381)       (11,385)
                                                               --------------------------
      Decrease in shares outstanding                                (2,273)        (5,080)
                                                               ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH FUND

JULY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Growth Fund (the Fund). The Fund's investment objective is long-term growth of capital.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND

JULY 31, 2003

                    by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND

JULY 31, 2003

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from the sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              E. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended July 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $101,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND

JULY 31, 2003

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America, an affiliate of one of the Fund's subadvisers, Marsico Capital Management, LLC. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND

JULY 31, 2003

          accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated undistributed net investment income and decrease accumulated net realized loss on investments by $67,000. This reclassification has no effect on net assets.

          The Fund did not pay any distributions during the years ended July 31, 2003 and 2002.

          As of July 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:


          Undistributed ordinary income                           $     365,000

          Accumulated capital and other losses                     (520,978,000)

          Unrealized appreciation                                    82,447,000

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had current post-October deferred capital losses of $4,753,000, post-October currency losses of $5,000, and capital loss carryovers of $516,220,000, for federal income tax purposes. The post-October losses will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2009 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND

JULY 31, 2003

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2003, were $385,700,000 and $366,854,000, respectively.

          At July 31, 2003, the cost of securities, for federal income tax purposes, was $704,440,000.

          Gross unrealized appreciation and depreciation of investments as of July 31, 2003, for federal income tax purposes, were $101,393,000 and $18,946,000, respectively, resulting in net unrealized depreciation of $82,447,000.

(5) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

          The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(6) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND

JULY 31, 2003

          These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          At July 31, 2003, the terms of open foreign currency contracts were as follows (in thousands):

                                       FOREIGN CURRENCY CONTRACTS TO BUY
-------------------------------------------------------------------------------------------------------------
                                         U.S. DOLLAR
EXCHANGE          CONTRACTS TO           VALUE AS OF       IN EXCHANGE           UNREALIZED      UNREALIZED
  DATE              RECEIVE                7/31/03       FOR U.S. DOLLAR        APPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------------------------------------
09/17/03             2,062                  $2,312          $2,373                   $61             $-
                      Euro

09/17/03               103                     116             118                     2              -
                      Euro
-------------------------------------------------------------------------------------------------------------
                                            $2,428          $2,491                   $63             $-
-------------------------------------------------------------------------------------------------------------

(7) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND

JULY 31, 2003

          amount of cash collateral required to be returned to the borrower. As of July 31, 2003, the Fund loaned securities having a fair market value of approximately $17,410,000 and received cash collateral of $18,020,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

(8) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by subadvisers. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND

JULY 31, 2003

                 added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended July 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $4,907,000, which is net of a performance adjustment of $(410,000).

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Dresdner RCM Global Investors LLC (Dresdner) and Marsico Capital Management, LLC (Marsico), under which Dresdner and Marsico direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Dresdner and Marsico a subadvisory fee.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,063,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets, excluding the effect of any fee-offset

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND

JULY 31, 2003

                 arrangements, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2003, the Fund incurred reimbursable expenses of $1,979,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $2,279,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(9) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND

JULY 31, 2003

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED JULY 31,
                                               ---------------------------------------------------------------------------
                                                   2003             2002             2001            2000             1999
                                               ---------------------------------------------------------------------------
Net asset value at
   beginning of period                         $  10.34         $  15.74       $    24.50      $    24.03       $    20.04
                                               ---------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income (loss)                     .00(d)          (.04)(a)         (.07)(a)        (.03)(a)          .04
   Net realized and
      unrealized gain (loss)                        .95            (5.36)(a)        (8.18)(a)        3.06(a)          4.72
                                               ---------------------------------------------------------------------------
Total from investment operations                    .95            (5.40)(a)        (8.25)(a)        3.03(a)          4.76
                                               ---------------------------------------------------------------------------
Less distributions:
   From net investment income                         -                -                -            (.02)            (.03)
   From realized capital gains                        -                -             (.51)          (2.54)            (.74)
                                               ---------------------------------------------------------------------------
Total distributions                                   -                -             (.51)          (2.56)            (.77)
                                               ---------------------------------------------------------------------------
Net asset value at end of period               $  11.29         $  10.34       $    15.74      $    24.50       $    24.03
                                               ===========================================================================
Total return (%)*                                  9.19           (34.31)          (34.34)          14.13            24.92
Net assets at end of period (000)              $769,704         $728,286       $1,188,743      $1,874,570       $1,683,008
Ratio of expenses to
   average net assets (%)**                        1.00(b)          1.00(b,c)         .99(b)          .96              .97
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**                            1.28(b)          1.22(b)           N/A             N/A              N/A
Ratio of net investment income
   (loss) to average net assets (%)**               .05             (.27)            (.39)           (.11)             .18
Portfolio turnover (%)                            54.10           114.41           101.08          133.43            39.60

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the year ended July 31, 2003, average net assets were $709,079,000.
(a) Calculated using average shares.
(b) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                                   (.01)%              -                -             N/A             N/A
(c) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.
(d) Represents less than $0.01 per share.

34

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company
                 (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
                 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the funds' Directors, you may call 1-800-531-8181 to request a free copy of the funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                   Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3,4,5,6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3,4,5,6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3,4,5,6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D.(3,4,5,6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2,3,4,5,6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice
                 President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES
                     AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.
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            DIRECTORS         Robert G. Davis, CHAIRMAN OF THE BOARD
                              Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

  INVESTMENT ADVISER,         USAA Investment Management Company
         UNDERWRITER,         P.O. Box 659453
      AND DISTRIBUTOR         San Antonio, Texas 78265-9825

       TRANSFER AGENT         USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

            CUSTODIAN         State Street Bank and Trust Company
                              P.O. Box 1713
                              Boston, Massachusetts 02105

  INDEPENDENT AUDITOR         Ernst & Young LLP
                              100 West Houston St., Suite 1900
                              San Antonio, Texas 78205

            TELEPHONE         Call toll free - Central time
     ASSISTANCE HOURS         Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL         1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT         For account servicing, exchanges,
         MUTUAL FUNDS         or redemptions
                              1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL         24-hour service (from any phone)
    FUND PRICE QUOTES         1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND         (from touch-tone phones only)
       USAA TOUCHLINE         For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS         USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
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                            INSURANCE o MEMBER SERVICES

23419-0903                                 (C)2003, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Mutual Fund, Inc.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.


ITEM 5-6.  (RESERVED)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8.  (RESERVED)


ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.